Property and Equipment (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment		$ 107,836	$ 40,727
Less accumulated depreciation		63,624	37,182
Total Property and Equipment	$ 41,236	44,212	3,545
Servers, computers and other related equipment [Member]
Property and equipment		89,082	25,214
Office furniture [Member]
Property and equipment		7,915	5,374
Leasehold improvements [Member]
Property and equipment		$ 10,839	$ 10,139